2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details Narrative)	9 Months Ended
Sep. 30, 2013
Option [Member]
Potentially dilutive securities	63,750
Warrant [Member]
Potentially dilutive securities	1,000